ACCRUED EXPENSES (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
ACCRUED EXPENSES
Operation, maintenance and telecommunication services		Rp 7,093	Rp 6,165
General, administrative and marketing expenses		2,684	1,914
Salaries and benefits		2,664	2,993
Interest and bank charges		189	211
Total	$ 931	Rp 12,630	Rp 11,283